Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value (Details Textual) $ / shares in Units, € in Thousands, $ in Thousands	Apr. 14, 2016 USD ($) $ / shares shares	Apr. 14, 2016 EUR (€) shares	May 28, 2013 USD ($) $ / shares shares	May 28, 2013 EUR (€) shares	Mar. 28, 2012 USD ($) $ / shares shares	Mar. 28, 2012 EUR (€) shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
March 2012 Investor Warrants [member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,406,250
March 2012 Placement Agent Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					168,750
March 2012 Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,575,000
American Depository Shares (ADS) [Member]
Proceeds from Issuance of Private Placement					$ 5,625	€ 4,214
American Depository Shares (ADS) [Member] | Additional Paid-in Capital [Member]
Proceeds from Issuance of Private Placement					3,196	2,393
American Depository Shares (ADS) [Member] | Investor and Placement Agent Warrants Payable [Member]
Proceeds from Issuance of Private Placement					$ 2,429	€ 1,821
American Depository Shares (ADS) [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues	3,283,284	3,283,284	3,000,000	3,000,000	2,812,500	2,812,500
Shares Issued, Price Per Share | $ / shares	$ 3.50		$ 4		$ 2
Proceeds from Issuance of Private Placement	$ 11,500	€ 10,200	$ 12,000	€ 9,270
American Depository Shares (ADS) [Member] | Private Placement [Member] | Additional Paid-in Capital [Member]
Proceeds from Issuance of Private Placement	7,913	7,006	8,183	6,320
American Depository Shares (ADS) [Member] | Private Placement [Member] | Investor and Placement Agent Warrants Payable [Member]
Proceeds from Issuance of Private Placement	$ 3,578	€ 3,168	$ 3,817	€ 2,950
American Depository Shares (ADS) [Member] | Private Placement [Member] | March 2012 Investor Warrants [member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 2.75
American Depository Shares (ADS) [Member] | Private Placement [Member] | March 2012 Investor Warrants [member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,406,250
American Depository Shares (ADS) [Member] | Private Placement [Member] | March 2012 Placement Agent Warrants [Member] | Rodman & Renshaw, LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					168,750
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 2.50
American Depository Shares (ADS) [Member] | Private Placement [Member] | May 2013 Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 4.25
American Depository Shares (ADS) [Member] | Private Placement [Member] | May 2013 Placement Agent Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 5
American Depository Shares (ADS) [Member] | Private Placement [Member] | April 2016 Investor Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.50
American Depository Shares (ADS) [Member] | Private Placement [Member] | April 2016 Investor Warrants [Member] | Maximum [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,283,284
Loans Payable [Member] | GERMANY
Debt Instrument, Face Amount | €							€ 450	€ 450
Debt Instrument, Interest Rate, Stated Percentage							2.49%	2.49%
Loans Payable [Member] | GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment [Member]
Debt Instrument, Collateral Amount | €							€ 450
Loans Payable [Member] | GERMANY | Accounts Receivables Pledged [Member]
Debt Instrument, Collateral Amount | €							391
Loans Payable [Member] | ITALY
Debt Instrument, Face Amount | €							€ 242	€ 242
Debt Instrument, Interest Rate, Stated Percentage							4.50%	4.50%